Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant new awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information.
In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2024.

Award Timing Method	Accordingly, we
have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information.
In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false